Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Directors' fee	€ 387	€ 270
Short-term employee benefits	1,875	1,853
Social security contributions and defined contribution plans	500	500
Employee Benefit Obligations	110	133
Total	€ 2,872	€ 2,756